Significant accounting policies (Tables)	12 Months Ended
Jun. 30, 2019
Accounting Policies [Abstract]
Schedule of derivative liabilities under the fair value hierarchy

June 30, 2019
Liability	Level 1	Level 2	Level 3
Derivative liabilities	—	—	—

June 30, 2018
Liability	Level 1	Level 2	Level 3
Derivative liabilities	—	—	1,117